EARNINGS PER SHARE (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
12. EARNINGS PER SHARE
The computation of basic and diluted earnings per share for net income attributable to Wabtec shareholders is as follows:

	Three Months Ended September 30,
In thousands, except per share data	2018	2017
Numerator
Numerator for basic and diluted earnings per common share - net income attributable
to Wabtec shareholders	$87,739	$67,399
Less: dividends declared - common shares and non-vested restricted stock	(11,586)	(11,518)
Undistributed earnings	76,153	55,881
Percentage allocated to common shareholders (1)	99.7%	99.7%
	75,925	55,713
Add: dividends declared - common shares	11,552	11,485
Numerator for basic and diluted earnings per common share	$87,477	$67,198
Denominator
Denominator for basic earnings per common share - weighted average shares	96,208	95,709
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	429	607
Denominator for diluted earnings per common share -
adjusted weighted average shares and assumed conversion	96,637	96,316
Net income attributable to Wabtec shareholders per common share
Basic	$0.91	$0.70
Diluted	$0.91	$0.70

(1) Basic weighted-average common shares outstanding	96,208	95,709
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	96,495	95,983
Percentage allocated to common shareholders	99.7%	99.7%

	Nine Months Ended September 30,
In thousands, except per share data	2018	2017
Numerator
Numerator for basic and diluted earnings per common share - net income attributable
to Wabtec shareholders	$260,521	$213,313
Less: dividends declared - common shares and non-vested restricted stock	(34,682)	(30,693)
Undistributed earnings	225,839	182,620
Percentage allocated to common shareholders (1)	99.7%	99.4%
	225,161	181,524
Add: dividends declared - common shares	34,579	30,508
Numerator for basic and diluted earnings per common share	$259,740	$212,032
Denominator
Denominator for basic earnings per common share - weighted average shares	95,935	95,163
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	501	645
Denominator for diluted earnings per common share -
adjusted weighted average shares and assumed conversion	96,436	95,808
Net income attributable to Wabtec shareholders per common share
Basic	$2.71	$2.23
Diluted	$2.70	$2.22

(1) Basic weighted-average common shares outstanding	95,935	95,163
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	96,221	95,740
Percentage allocated to common shareholders	99.7%	99.4%
The Company’s non-vested restricted stock contains rights to receive nonforfeitable dividends, and thus are participating securities requiring the two-class method of computing earnings per share. The calculation of earnings per share for common stock shown above excludes the income attributable to the non-vested restricted stock from the numerator and excludes the dilutive impact of those shares from the denominator.

11.   EARNINGS PER SHARE

The computation of earnings per share from operations is as follows:

	For the Year Ended December 31,
In thousands, except per share data	2017	2016	2015
Numerator
Numerator for basic and diluted earnings per common share - net income attributable to Wabtec shareholders	$262,261	$304,887	$398,628
Less: dividends declared - common shares and non-vested restricted stock	(42,218)	(32,430)	(26,963)
Undistributed earnings	220,043	272,457	371,665
Percentage allocated to common shareholders (1)	99.7%	99.7%	99.7%
	219,383	271,640	370,550
Add: dividends declared - common shares	42,092	32,333	26,875
Numerator for basic and diluted earnings per common share	$261,475	$303,973	$397,425
Denominator
Denominator for basic earnings per common share - weighted average shares	95,453	90,359	96,074
Effect of dilutive securities:
Assumed conversion of dilutive stock-based compensation plans	672	782	932
Denominator for diluted earnings per common share - adjusted weighted average shares and assumed conversion	96,125	91,141	97,006
Net income per common share attributable to Wabtec shareholders
Basic	$2.74	$3.37	$4.14
Diluted	$2.72	$3.34	$4.10

(1) Basic weighted-average common shares outstanding	95,453	90,359	96,074
Basic weighted-average common shares outstanding and non-vested restricted stock expected to vest	95,740	90,627	96,388
Percentage allocated to common shareholders	99.7%	99.7%	99.7%

Options to purchase approximately 24,000, 20,000, and 13,000 shares of Common Stock were outstanding in 2017, 2016 and 2015, respectively, but were not included in the computation of diluted earnings because their impact would have been antidilutive.